Sound Enhanced Fixed Income ETF
Schedule of Investments
February 28, 2025 (Unaudited)

PREFERRED STOCKS - 28.5%	Shares	Value
Banks - 14.4%
Associated Banc-Corp., Series F, 5.63%, Perpetual (Callable 09/15/2025)	37,597	$772,618
Bank of America Corp., Series KK, 5.38%, Perpetual (Callable 04/02/2025)	39,590	914,529
JPMorgan Chase & Co., Series EE, 6.00%, Perpetual (Callable 06/01/2025)	37,945	963,424
Morgan Stanley	–	$–
Series L, 4.88%, Perpetual (Callable 04/15/2025)	40,722	877,966
Series O, 4.25%, Perpetual (Callable 01/15/2027)	39,486	751,419
Truist Financial Corp., Series O, 5.25%, Perpetual (Callable 06/01/2025)	38,903	872,205
Wells Fargo & Co., Series AA, 4.70%, Perpetual (Callable 12/15/2025)	41,418	835,401
		5,987,562

Diversified Financial Services - 2.0%
Capital One Financial Corp., Series J, 4.80%, Perpetual (Callable 06/01/2025)	41,679	809,823

Electric - 4.2%
CMS Energy Corp., 5.88%, 03/01/2079 (Callable 03/13/2025)	38,642	910,406
The Southern Co., Series 2020, 4.95%, 01/30/2080 (Callable 04/01/2025)	39,417	826,180
		1,736,586

Insurance - 6.0%
AEGON Funding Co., LLC, 5.10%, 12/15/2049 (Callable 06/15/2025)	39,851	822,524
MetLife, Inc., Series F, 4.75%, Perpetual (Callable 06/15/2025)	39,677	824,885
The Allstate Corp., Series H, 5.10%, Perpetual (Callable 04/15/2025)	38,728	858,600
		2,506,009

Telecommunications - 1.9%
AT&T, Inc., Series C, 4.75%, Perpetual (Callable 04/02/2025)	40,200	801,186
TOTAL PREFERRED STOCKS (Cost $13,333,989)		11,841,166

CORPORATE BONDS - 28.2%	Par
Auto Parts & Equipment - 4.9%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029 (Callable 03/14/2025) (a)	$789,000	723,048
Dana, Inc., 4.25%, 09/01/2030 (Callable 05/01/2026)	655,000	619,362
Goodyear Tire & Rubber Co., 5.00%, 07/15/2029 (Callable 04/15/2029) (a)	700,000	665,891
		2,008,301

Chemicals - 3.6%
Celanese US Holdings LLC, 6.63%, 07/15/2032 (Callable 04/15/2032) (b)	150,000	156,503
Chemours Co., 5.38%, 05/15/2027 (Callable 02/15/2027)	485,000	478,293
Olin Corp., 5.13%, 09/15/2027 (Callable 03/31/2025)	869,000	868,599
		1,503,395

Commercial Services - 1.9%
United Rentals North America, Inc., 4.88%, 01/15/2028 (Callable 03/14/2025)	799,000	788,719

Computers - 1.8%
Dell, Inc., 6.50%, 04/15/2038	680,000	728,308

Diversified Financial Services - 1.7%
Radian Group, Inc., 4.88%, 03/15/2027 (Callable 09/15/2026) (a)	714,000	712,147

Gas - 2.1%
National Fuel Gas Co., 4.75%, 09/01/2028 (Callable 06/01/2028)	869,000	864,395

Iron & Steel - 1.9%
Cleveland-Cliffs, Inc., 5.88%, 06/01/2027 (Callable 04/03/2025) (a)	803,000	802,426

Lodging - 2.0%
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/2030 (Callable 03/14/2025)	862,000	840,468

Oil & Gas - 4.3%
Apache Corp., 5.10%, 09/01/2040 (Callable 03/01/2040) (a)	869,000	768,836
Expand Energy Corp., 4.75%, 02/01/2032 (Callable 02/01/2027)	548,000	520,276
Murphy Oil Corp., 5.88%, 12/01/2027 (Callable 03/19/2025) (a)	506,000	505,919
		1,795,031

Pipelines - 4.0%
EQM Midstream Partners L.P., 5.50%, 07/15/2028 (Callable 04/15/2028)	783,000	782,911
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.00%, 01/15/2028 (Callable 04/03/2025)	869,000	869,816
		1,652,727
TOTAL CORPORATE BONDS (Cost $11,759,503)		11,695,917

COMMON STOCKS - 19.9%	Shares
Investment Companies - 16.1%
Ares Capital Corp. (a)	64,841	1,515,983
Blackstone Secured Lending Fund	14,280	481,379
Golub Capital BDC, Inc. (a)	77,910	1,220,850
PennantPark Floating Rate Capital Ltd.	103,334	1,171,807
Runway Growth Finance Corp.	45,315	521,349
Sixth Street Specialty Lending, Inc.	52,051	1,223,719
WhiteHorse Finance, Inc.	49,460	558,403
		6,693,490

Private Equity - 3.8%
Hercules Capital, Inc. (a)	75,482	1,578,329
TOTAL COMMON STOCKS (Cost $7,813,604)		8,271,819

EXCHANGE TRADED FUNDS - 12.6%
AllianceBernstein Global High Income Fund, Inc.	110,339	1,222,556
Invesco Emerging Markets Sovereign Debt ETF	42,164	872,373
iShares 0-5 Year High Yield Corporate Bond ETF	28,522	1,234,432
iShares J.P. Morgan EM High Yield Bond ETF	27,913	1,086,653
VanEck Emerging Markets High Yield Bond ETF	41,806	831,940
TOTAL EXCHANGE TRADED FUNDS (Cost $5,461,631)		5,247,954

REAL ESTATE INVESTMENT TRUSTS - 10.2%
Alpine Income Property Trust, Inc.	23,432	388,503
Apple Hospitality REIT, Inc. (a)	10,787	159,755
Armada Hoffler Properties, Inc.	20,948	192,303
Gaming and Leisure Properties, Inc.	2,815	141,172
National Health Investors, Inc.	2,924	209,563
NNN REIT, Inc.	6,829	289,891
Omega Healthcare Investors, Inc. (a)	11,660	429,554
Plymouth Industrial REIT, Inc.	23,971	415,657
Realty Income Corp. (a)	8,157	465,194
Simon Property Group, Inc.	5,100	949,059
VICI Properties, Inc.	18,761	609,545
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,060,801)		4,250,196

SHORT-TERM INVESTMENTS - 19.3%
Investments Purchased with Proceeds from Securities Lending - 19.3%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (c)	8,021,938	8,021,938

Money Market Funds - 0.0%(c)(d)	Shares
First American Government Obligations Fund - Class X, 4.29%	232	232
TOTAL SHORT-TERM INVESTMENTS (Cost $8,022,170)		8,022,170

TOTAL INVESTMENTS - 118.7% (Cost $50,451,698)		49,329,222
Liabilities in Excess of Other Assets - (18.7)%		(7,757,702)
TOTAL NET ASSETS - 100.0%		$41,571,520
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $7,896,665 which represented 19.0% of net assets.
(b)	Step coupon bond. The rate disclosed is as of February 28, 2025.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

Sound Enhanced Fixed Income ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Preferred Stocks	$11,841,166	$–	$–	$11,841,166
Corporate Bonds	–	11,695,917	–	11,695,917
Common Stocks	8,271,819	–	–	8,271,819
Exchange Traded Funds	5,247,954	–	–	5,247,954
Real Estate Investment Trusts	4,250,196	–	–	4,250,196
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	8,021,938
Money Market Funds	232	–	–	232
Total Investments	$29,611,367	$11,695,917	$–	$49,329,222

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $8,021,938 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.